Note 5 (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Basic and diluted earnings per share [Table Text Block]
The calculation of earnings per share is as follows:

Basic and Diluted Earnings per Share
	2022	2021	2020
Numerator for basic and diluted earnings per share (millions of euros)
Profit attributable to parent company	6,420	4,653	1,305
Adjustment: Additional Tier 1 securities (1)	(313)	(359)	(387)
Profit adjusted (millions of euros) (A)	6,107	4,293	917
Profit (loss) from continued operations (net of remuneration of Additional Tier 1 capital instruments)	6,107	4,014	2,646
Profit (loss) from discontinued operations (net of non-controlling interest) (B) (See Note 21)	—	280	(1,729)
Denominator for basic earnings per share (number of shares outstanding)
Weighted average number of shares outstanding	6,424	6,668	6,668
Average treasury shares	(9)	(12)	(13)
Share buyback program (2)	(225)	(255)	—
Adjusted number of shares - Basic earnings per share (C)	6,189	6,401	6,655
Adjusted number of shares - diluted earnings per share (D)	6,189	6,401	6,655
Earnings (losses) per share	0.99	0.67	0.14
Basic earnings (losses) per share from continuing operations (Euros per share) A-B/C	0.99	0.63	0.40
Diluted earnings (losses) per share from continuing operations (Euros per share) A-B/D	0.99	0.63	0.40
Basic earnings (losses) per share from discontinued operations (Euros per share) B/C	—	0.04	(0.26)
Diluted earnings (losses) per share from discontinued operations (Euros per share) B/D	—	0.04	(0.26)
(1) Remuneration in the year related to contingent convertible securities, recognized in equity (see Note 22.4).
(2) On August 19, 2022, BBVA announced the completion of the execution of the share buyback program. In order to calculate the attributable earnings per share in 2022, it includes the average number of shares taking into account the two redemptions of shares which took place in 2022. In the year ended December 31, 2021, it takes into account 112 million shares acquired under the shares buyback program and the estimated number of shares pending to be acquired under the first tranche of the share buyback program as of December 31, 2021 (see Note 4).